Affiliated companies and other equity-method investees	12 Months Ended
Mar. 31, 2013
Affiliated companies and other equity-method investees

21. Affiliated companies and other equity-method investees:

Nomura’s significant affiliated companies and other equity-method investees include JAFCO Co., Ltd. (“JAFCO”), NRI, NREH, and Fortress Investment Group LLC (“Fortress”).

During the year ended March 31, 2012, NLB was consolidated and Chi-X Europe Limited (“Chi-X Europe”) was disposed of. Both of these companies have historically been reported as significant affiliated companies of Nomura.

JAFCO

JAFCO, which is a listed company in Japan, manages various venture capital funds and provides private equity-related investment services to portfolio companies.

In May 2011, the Company purchased 382,000 shares of NLB for ¥18,145 million from JAFCO when Nomura purchased additional issued shares of NLB and made it a subsidiary. See Note 11 “Business combinations” for further information. In addition, Nomura indirectly acquired an additional 0.3% equity interest in JAFCO at the same time.

As of March 31, 2013, Nomura’s ownership of JAFCO was 24.4% and there was no remaining equity method goodwill included in the carrying amount of the investment.

NRI

NRI develops and manages computer systems and provides research services and management consulting services. One of the major clients of NRI is Nomura.

In May 2011, Nomura indirectly acquired an additional 0.9% equity interest in NRI, when Nomura purchased additional issued shares of NLB and made it a subsidiary.

In July 2011, the Company acquired 381,520 shares of NLB from NRI and issued 45,019,360 common shares to NRI as a result of the share exchange. See Note 11 “Business combinations” for further information.

As of March 31, 2013, Nomura’s ownership of NRI was 38.8% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥56,473 million.

NLB

NLB owns certain of Nomura’s leased office space in Japan. NLB became a consolidated subsidiary of Nomura on May 24, 2011 and is therefore no longer an affiliated company of Nomura. See Note 11 “Business combinations” for further information. In addition, lease transactions with Nomura while NLB was an affiliated company of Nomura are disclosed in Note 10 “Leases”.

Fortress

Fortress is a global investment management firm. Fortress raises, invests and manages private equity funds, hedge funds and publicly traded alternative investment vehicles. The investment in Fortress is treated as an investment in a limited partnership and is accounted for by the equity method of accounting.

As of March 31, 2013, Nomura’s ownership of Fortress was 12.5% and there was no remaining equity method goodwill included in the carrying value of the investment.

Chi-X Europe

The investment in Chi-X Europe was accounted for by the equity method from December 31, 2009.

On February 18, 2011, BATS Global Markets, Inc. (“BATS”) entered into a definitive agreement to acquire 100% of the outstanding stock of Chi-X Europe. After regulatory approval, Nomura exchanged its shares in Chi-X Europe for approximately 7% (fully diluted) of the outstanding stock of BATS. As a result, Chi-X Europe is therefore no longer an affiliated company of Nomura.

NREH

NREH was a consolidated subsidiary of Nomura until March, 2013. In March 2013, Nomura sold 32,040 thousand shares of NREH. As a result, Nomura’s voting interest fell to 34.0%. Since Nomura no longer maintains a controlling financial interest in NREH, NREH has been deconsolidated and is now an affiliated company accounted for by the equity method from March 2013.

As part of deconsolidation process, a gain of ¥50,139 million, including unrealized gain of ¥38,468 million from Nomura’s remaining shares, was recognized which is reported in the consolidated statements of income within Revenue—Other.

NREH is a listed company in the First Section of the Tokyo Stock Exchange and the fair value of the retained investment in NREH was estimated using quoted market price.

As of March 31, 2013, Nomura’s ownership of NREH was 34.0% and the remaining balance of equity method goodwill included in the carrying value of the investment was ¥11,012 million.

Summary financial information—

A summary of financial information for JAFCO, NRI, NLB and NREH is as follows.

	Millions of yen
	March 31
	2012(1)	2013(1)(3)
Total assets	¥564,086	¥2,307,795
Total liabilities	200,020	1,551,699

	Millions of yen
	Year ended March 31
	2011	2012(2)	2013(3)
Net revenues	¥590,985	¥161,209	¥143,193
Non-interest expenses	535,564	105,520	69,899
Net income attributable to the companies	29,392	31,007	48,706

(1)	NLB’s assets and liabilities are not included because it was not an affiliated company of Nomura as of March 31, 2012 and 2013.
(2)	For NLB, financial information while it was an affiliated company of Nomura is included.
(3)	NREH is accounted for by the equity method from March 2013. NREH’s assets and liabilities are included however Net revenues, Non-interest expenses and Net income attributable to NREH are not included.

A summary of financial information for Fortress is as follows.

	Millions of yen
	March 31
	2012(1)	2013(1)
Total assets	¥184,650	¥203,332
Total liabilities	96,312	88,881

	Millions of yen
	Year ended March 31
	2011(1)	2012(1)	2013(1)
Net revenues	¥89,710	¥73,306	¥95,356
Non-interest expenses	154,161	166,006	73,956
Net income (loss) attributable to the company	(24,400)	(36,994)	6,487

(1)	Financial information for Fortress is as of its fiscal years ended December 31, 2010, 2011 and 2012, respectively. Nomura recognizes its share of Fortress’s earnings on a three-month lag.

A summary of balances and transactions with affiliated companies and other equity-method investees, except for lease transactions with NLB and NRI, which are disclosed in Note 10 “Leases”, is presented below.

	Millions of yen
	March 31
	2012	2013
Investments in affiliated companies	¥183,305	¥333,329
Advances to affiliated companies	10,649	12,376
Other receivables from affiliated companies	5,160	8,856
Other payables to affiliated companies	5,643	4,270

	Millions of yen
	Year ended March 31
	2011	2012	2013
Revenues	¥3,056	¥5,635	¥7,418
Non-interest expenses	52,796	49,810	48,755
Purchase of software, securities and tangible assets	20,945	22,904	55,099

The aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees for which a quoted market price is available are as follows.

	Millions of yen
	March 31
	2012	2013
Carrying amount	¥172,647	¥322,747
Fair value	208,827	404,967

Equity in earnings of equity-method investees, including those above, was a gain of ¥11,602 million, gain of ¥5,716 million and gain of ¥18,597 million for the years ended March 31, 2011, 2012 and 2013, respectively. Equity in earnings of equity-method investees is reported within Revenue—Other in the consolidated statements of income. Dividends from equity-method investees for the years ended March 31, 2011, 2012 and 2013 were ¥4,802 million, ¥4,747 million and ¥5,594 million, respectively.